Federal Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Federal Income Taxes [Abstract]
Federal income taxes at the statutory rate	$ 354	$ 492
Increase (decrease) resulting primarily from:
Cash surrender value of life insurance	(124)	(32)
Deferred tax liability adjustment, net resulting from Tax Cuts and Jobs Act	(268)
Other	1	53
Total federal income taxes	$ (37)	$ 513